Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Revenue	€ 576.3	€ 540.3	€ 1,858.2	€ 1,695.9
Cost of sales	(401.1)	(381.1)	(1,302.8)	(1,185.7)
Gross profit	175.2	159.2	555.4	510.2
Other operating expenses	(85.7)	(89.4)	(268.8)	(263.4)
Exceptional items	(2.5)	(1.7)	(27.3)	(49.9)
Operating profit	87.0	68.1	259.3	196.9
Finance income	1.1	0.8	6.3	3.5
Finance costs	(16.8)	(18.7)	(50.5)	(51.5)
Net financing costs	(15.7)	(17.9)	(44.2)	(48.0)
Profit before tax	71.3	50.2	215.1	148.9
Taxation	(14.9)	(11.0)	(48.7)	(41.2)
Profit for the period	56.4	39.2	166.4	107.7
Equity owners of the parent	56.4	39.2	166.5	108.0
Non-controlling interests	€ 0.0	€ 0.0	€ (0.1)	€ (0.3)
Earnings per share
Basic and diluted earnings per share (in euros per share)	€ 0.29	€ 0.20	€ 0.84	€ 0.57